Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Inventories
10.	Inventories

(In thousands)	December 31, 2016	December 31, 2017
Hardware devices (note a)	183	3,546
Others	191	333
Total	374	3,879

Note a:	Hardware devices include OneThing Cloud, ZQB, XZB and hard discs.

OneThing Cloud is a hardware, which can be used as remote downloader, personal cloud storage and file management device. It can also act as a micro server between users and Xunlei, which enables users to share their idle uplink capacity with Xunlei, in return Xunlei will issue them “LinkToken” as a reward for exchange of idle uplink capacity.

XZB is a personal cloud hardware, which can remotely control downloading through mobile phones or computers, to expand storage of terminals unlimitedly and share data in cloud storage.

ZQB, a proprietary hardware connected to users’ network routers, can allocate users’ idle uplink capacity to the Company for further allocation to internet content providers. Similar to OneThing Cloud, Xunlei will issue users Crystal points as a reward for exchange of idle uplink capacity.

No inventory provision is charged for the years ended December 31, 2016 and 2017.